Investments (Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ 2,600	$ 2,283	$ 4,729
Fixed maturity securities with noncredit OTTI losses included in AOCI	1	(23)	(38)
Total fixed maturity securities	2,601	2,260	4,691
Equity securities	32	54	69
Derivatives	397	370	281
Short-term investments	(42)	0	0
Other	59	79	10
Subtotal	3,047	2,763	5,051
Future policy benefits	(922)	(126)	(613)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(2)	(1)	(2)
DAC, VOBA and DSI	(193)	(198)	(406)
Subtotal	(1,117)	(325)	(1,021)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	0	9	14
Deferred income tax benefit (expense)	(653)	(827)	(1,416)
Net unrealized investment gains (losses)	$ 1,277	$ 1,620	$ 2,628